Fair Value Measurements - Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis (Details) - Fair Value, Nonrecurring [Member] - Level 3 [Member] - USD ($)
$ in Thousands
		Mar. 29, 2026		Dec. 28, 2025		Dec. 29, 2024
Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis [Line Items]
Principal amount		$ 140,816	[1]	$ 140,266	[1],[2]	$ 125,773	[2]
Unamortized debt discount and debt issuance costs		(85,157)		(88,528)		(90,678)
Net carrying amount excluding capitalized interest		55,659	[1]	51,738	[1]	35,095
Fair value		125,314		154,902		140,541
12.0% senior unsecured convertible notes - July 2024 Notes [Member]
Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis [Line Items]
Principal amount		27,973	[1]	27,973	[1],[2]	17,973	[2]
Unamortized debt discount and debt issuance costs		(5,655)		(5,832)		(6,205)
Net carrying amount excluding capitalized interest		22,318	[1]	22,141	[1]	11,768
Fair value		26,724		33,165		21,390
12.0% senior unsecured convertible notes - Subtotal July 2024 Notes [Member]
Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis [Line Items]
Principal amount	[2]			18,000	[1]	45,973
Unamortized debt discount and debt issuance costs				(10,369)		(16,990)
Net carrying amount excluding capitalized interest				7,631	[1]	28,983
Fair value				21,204		54,713
12.0% senior unsecured convertible notes - July 2024 Notes – related parties [Member]
Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis [Line Items]
Principal amount		45,973	[1]	45,973	[1],[2]	28,000	[2]
Unamortized debt discount and debt issuance costs		(15,709)		(16,201)		(10,785)
Net carrying amount excluding capitalized interest		30,264	[1]	29,772	[1]	17,215
Fair value		43,810		54,369		33,323
12.0% senior unsecured convertible notes - July 2025 Note – related party [Member]
Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis [Line Items]
Principal amount	[1]	5,000		5,000	[2]
Unamortized debt discount and debt issuance costs		(3,481)		(3,557)
Net carrying amount excluding capitalized interest	[1]	1,519		1,443
Fair value		4,494		5,641
12.0% senior unsecured convertible notes - November 2025 Note – related party [Member]
Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis [Line Items]
Principal amount	[1]	2,000		2,000	[2]
Unamortized debt discount and debt issuance costs		(1,483)		(1,509)
Net carrying amount excluding capitalized interest	[1]	517		491
Fair value		1,971		2,360
7.0% senior unsecured convertible notes - September 2024 Notes [Member]
Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis [Line Items]
Principal amount		53,793	[1]	56,543	[1],[2]	71,800	[2]
Unamortized debt discount and debt issuance costs		(37,851)		(42,211)		(66,164)
Net carrying amount excluding capitalized interest		15,942	[1]	14,332	[1]	5,636
Fair value		45,830		59,425		77,245
7.0% senior unsecured convertible notes - September 2024 Notes – related parties [Member]
Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis [Line Items]
Principal amount		8,750	[1]	8,750	[1],[2]	8,000	[2]
Unamortized debt discount and debt issuance costs		(5,946)		(6,404)		(7,524)
Net carrying amount excluding capitalized interest		2,804	[1]	2,346	[1]	476
Fair value		7,461		8,880		8,583
7.0% senior unsecured convertible notes - Subtotal September 2024 Notes [Member]
Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis [Line Items]
Principal amount		62,543	[1]	65,293	[1],[2]	79,800	[2]
Unamortized debt discount and debt issuance costs		(43,797)		(48,615)		(73,688)
Net carrying amount excluding capitalized interest		18,746	[1]	16,678	[1]	6,112
Fair value		53,291		68,305		$ 85,828
7.0% senior unsecured convertible notes - September 2025 Notes [Member]
Schedule of Financial Liabilities that were not Measured at Fair Value, on a Non-Recurring Basis [Line Items]
Principal amount	[1]	22,000		22,000	[2]
Unamortized debt discount and debt issuance costs		(18,425)		(18,646)
Net carrying amount excluding capitalized interest	[1]	3,575		3,354
Fair value		$ 18,793		$ 24,227

[1]	Excludes capitalized interest (coupon interest, default interest and failure to file interest) of $9.6 million and $10.8 million as of March 29, 2026, and December 28, 2025, respectively, included in the July 2024 Notes.
[2]	Excludes capitalized interest (coupon interest, default interest and failure to file interest) of $10.8 million and $13.6 million as of December 28, 2025 and December 29, 2024, respectively, included in the July 2024 Notes.